Intangible Assets	3 Months Ended
Jun. 30, 2011
Intangible Assets, Goodwill and Other
Intangible Assets Disclosure [Text Block]

NOTE 3 –INTANGIBLE ASSETS

Intangible assets consisted of the following at June 30, 2011:

Description	Life	Amount
Technology-based intangible assets	15 years	$ 480,720
Less: accumulated amortization		(125,542)
Intangible assets, net		355,178